Shareholders' equity	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Shareholders' equity
30 Shareholders’ equity
Issued share capital and reserves attributable to shareholders of Aegon N.V.

	Note	2022	2021	2020
Share capital – par value	30.1	319	321	320
Share premium	30.2	6,853	7,033	7,160
Total share capital		7,172	7,354	7,480
Retained earnings		10,619	12,166	10,327
Treasury shares	30.3	(676)	(273)	(181)
Total retained earnings		9,944	11,892	10,145
Revaluation reserves 1)	30.4	(4,477)	6,442	7,480
Remeasurement of defined benefit plans 2)	30.5	(1,565)	(2,199)	(2,534)
Other reserves 3)	30.6	997	325	(553)
Total shareholders’ equity		12,071	23,813	22,018
1	Included in the 2022 Revaluation reserves is an amount of EUR (676) million relating to Aegon the Netherlands classification as discontinued operations, refer to note 51 Discontinued operations
2
Included in the 2022 Remeasurement of defined benefit plans is an amount of EUR (624) million relating to Aegon the Netherlands classification as discontinued operations, refer to note 51 Discontinued operations

3	Included in the 2022 Other reserves is an amount of EUR 14 million relating to Aegon the Netherlands classification as discontinued operations, refer to note 51 Discontinued operations

	2022	2021	2020

Share capital transactions relating to common shares	Number of shares (thousands)	Number of shares (thousands)	Number of shares (thousands)
Transactions in 2022:

Final dividend 2021 1)	(18,676)

Share buyback program (final dividend 2021)	24,364

Interim dividend 2022 1)	(21,365)

Share buyback program (interim dividend 2022)	29,833

Transactions in 2021:

Final dividend 2020 1)		(15,274)

Share buyback program (final dividend 2020)		19,452

Interim dividend 2021 1)		(17,314)

Share buyback program (interim dividend 2021)		21,532

Transactions in 2020:

Interim dividend 2020 1)			(22,947)

Share buyback program (interim dividend 2020)			24,029

1	Dividend distribution paid from treasury shares (note 30.3)
In 2023, Aegon executed a program to repurchase 8,516,263 common shares for an amount of EUR 42.5 million to meet its obligations resulting from the share-based compensation plans for senior management. Between January 6, 2023 and January 30, 2023, these common shares were repurchased at an average price of EUR 5.00 per share.
30.1 Share capital – par value

	2022	2021	2020

Common shares	253	253	252

Common shares B	66	68	69

At December 31	319	321	320

Common shares	2022	2021	2020

Authorized share capital	720	720	720

Number of authorized shares (in million)	6,000	6,000	6,000

Par value in cents per share	12	12	12

Common shares B	2022	2021	2020

Authorized share capital	360	360	360

Number of authorized shares (in million)	3,000	3,000	3,000

Par value in cents per share	12	12	12

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

At January 1, 2020	2,105,139	253	585,022	70

Shares withdrawn	(9,491)	(1)	(13,227)	(2)

Dividend	2,466	-	-	-

At December 31, 2020	2,098,114	252	571,795	69

Shares withdrawn	(2,466)	(0)	(2,956)	(0)

Dividend	10,665	1	-	-

At December 31, 2021	2,106,313	253	568,839	68

Shares withdrawn	(10,665)	(1)	(22,643)	(3)

Dividend	13,782	2	-	-

At December 31, 2022	2,109,430	253	546,196	66
The common shares and common shares B withdrawn in 2022 are the result of the cancellation of 10,664,951 and 22,643,360 shares, respectively, following the repurchase by the Company in connection with the share buyback program. This share buy back program was executed following the 2021 interim dividend distribution in order to reduce the number of own shares, which are not used to cover obligations arising from share-based incentive plans or other obligations.
The table below represents weighted average number of common shares including treasury shares attributable to Aegon N.V.:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)
2020	2,101,749	579,312

2021	2,101,231	570,629

2022	2,107,315	559,906
All issued common shares and common shares B each have a nominal value of EUR 0.12 and are fully paid up. Repayment of capital can only be initiated by the Executive Board, is subject to approval of the Supervisory Board and must be resolved by the General Meeting of Shareholders. Moreover, repayment on common shares B needs approval of the related shareholders. Refer to ‘Other information’ for further information on dividend rights.
Vereniging Aegon, based in The Hague, the Netherlands, holds all of the issued and outstanding common shares B.
Under the terms of the 1983 Amended Merger Agreement, dated May 2013, Vereniging Aegon has a call option relating to common shares B. Vereniging Aegon may exercise its call option at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to keep or restore its total stake at 32.6%, irrespective of the circumstances which cause the total shareholding to be or become lower than 32.6%. Refer to note 50 Related party transactions for transactions between Aegon N.V. and Vereniging Aegon.
30.2 Share premium

	2022	2021	2020
At January 1	7,033	7,160	7,213

Share dividend	(180)	(127)	(54)
At December 31	6,853	7,033	7,160

Share premium relating to:

- Common shares	5,200	5,380	5,507

- Common shares B	1,653	1,653	1,653
Total share premium	6,853	7,033	7,160
The share premium account reflects the balance of
paid-in
amounts above par value at issuance of new shares less the amounts charged for share dividends.
30.3 Treasury shares
On the reporting date, Aegon N.V. and its subsidiaries held 146,606,837 (2021: 71,780,196) of its own common shares and 51,762,840 (2021: 30,588,800) own common shares B with a par value of EUR 0.12 each.
Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2022		2021		2020
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	70,958	262	52,686	171	65,540	269

Transactions in 2022:

Purchase: 1 transaction, average price EUR 4.92	10,158	50

Sale: 3 transactions, average price EUR 2.46	(4,708)	(12)

Sale: 1 transaction, average price EUR 3.12	(18,676)	(58)

Purchase: 1 transaction, average price EUR 4.38	24,364	107

Share withdrawn: 1 transaction, average price EUR 3.70	(10,665)	(39)

Sale: 1 transaction, average price EUR 3.91	(21,365)	(84)

Purchase: 1 transaction, average price EUR 4.49	29,833	134

Purchase: 3 transactions, average price EUR 4.58	65,921	302

Transactions in 2021:

Sale: transactions, average price 3.90			(4,139)	(16)

Shares withdrawn: 1 transaction average price 3.89			(2,466)	(10)

Sale: 1 transaction, average price 3.89			(15,274)	(59)

Purchase: 1 transaction average price 3.70			35,933	133

Sale: 1 transaction, average price 3.02			(17,314)	(52)

Purchase: 1 transaction average price 4.46			21,532	96

Transactions in 2020:

Sale: transactions, average price 4.52					(4,445)	(20)

Shares withdrawn: 1 transaction average price 4.52					(9,491)	(43)

Sale: 1 transaction, average price 4.13					(22,947)	(95)

Purchase: 1 transaction average price 2.46					24,029	59

At December 31	145,821	662	70,958	262	52,686	171
Movements in the number of treasury common
shares
B held by Aegon N.V. were as follows:

	2022		2021		2020
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	30,589	3	12,884	1	25,310	3

Transactions in 2022:

Share withdrawn: 1 transaction, average price EUR 0.10	(22,643)	(2)

Purchase: 1 transaction, average price EUR 0.12	43,817	5

Transactions in 2021:

Sale: 1 transaction, average price 0.10			(1,983)	-

Shares withdrawn: 1 transaction average price 0.10			(2,956)	-

Purchase: 1 transaction average price 0.10			22,643	2

Transactions in 2020:

Sale: 1 transaction, average price 0.13					(2,154)	-

Shares withdrawn: 1 transaction average price 0.13					(13,227)	(2)

Purchase: 1 transaction average price 0.08					2,956	-

At December 31	51,763	6	30,589	3	12,884	1

As part of their insurance and investment operations, subsidiaries within the Group also hold Aegon N.V. common shares, both for their own account and for account of policyholders. These shares have been treated as treasury shares and are (de) recognized at the consideration paid or received.

	2022		2021		2020
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

Common shares

Held by Aegon N.V.	145,821	662	70,958	262	52,686	171

Held by subsidiaries	785	8	822	8	1,062	9

Common shares B

Held by Aegon N.V.	51,763	6	30,589	3	12,884	1

At December 31	198,369	676	102,369	273	66,632	181

	Weighted average number of treasury shares, including treasury shares held by subsidiaries (thousands)	Weighted average number of treasury shares B (thousands)

2020	58,224	18,386

2021	57,989	11,621

2022	97,807	23,696
30.4 Revaluation reserves

	Available-for-sale investments	Real estate held for own use	Cash flow hedging reserve	Total

At January 1, 2022	5,309	32	1,100	6,442

Gross revaluation	(21,586)	(1)	(66)	(21,653)

Shadow accounting adjustment	6,407	-	-	6,407

Net (gains) / losses transferred to income statement	742	(16)	(126)	600

Disposal of a business	14	-	-	14

Foreign currency translation differences	413	(0)	74	487

Tax effect	3,178	-	42	3,219

Transfers to disposal groups	-	-	-	-

Other	7	-	-	7

At December 31, 2022	(5,516)	15	1,024	(4,477)

At January 1, 2021	6,248	35	1,197	7,480

Gross revaluation	(3,930)	(4)	(122)	(4,057)

Shadow accounting adjustment	2,759	-	-	2,759

Net (gains) / losses transferred to income statement	(450)	-	(106)	(556)

Foreign currency translation differences	362	1	84	447

Tax effect	322	1	47	370

Other	(1)	-	-	(1)

At December 31, 2021	5,309	32	1,100	6,442

At January 1, 2020	4,352	19	1,502	5,873

Gross revaluation	5,728	20	(141)	5,607

Shadow accounting adjustment	(2,738)	-	-	(2,738)

Net (gains) / losses transferred to income statement	13	-	(106)	(94)

Net (gains) / losses transferred to retained earnings	-	-	-	-

Foreign currency translation differences	(443)	(2)	(111)	(556)

Tax effect	(664)	(2)	54	(612)

At December 31, 2020	6,248	35	1,197	7,480
The revaluation accounts for both
available-for-sale
investments and for real estate held for own use include unrealized gains and losses on these investments, net of tax. Upon sale, the amounts realized are recognized in the income statement (for available-for-sale
investments) or transferred to retained earnings (for real estate held for own use). Upon impairment, unrealized losses are recognized in the income statement.
The closing balances of the revaluation reserve for
available-for-sale
investments relate to the following instruments:

	2022	2021	2020
Shares	18	49	46

Debt securities	(5,511)	5,276	6,218

Other	(22)	(15)	(17)
Revaluation reserve for available-for-sale investments	(5,516)	5,309	6,248
The cash flow hedging reserve includes (un)realized gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the hedged cash flow. No amounts have been released from equity to be included in the initial measurement of non-financial
assets or liabilities.
30.5 Remeasurement of defined benefit plans

	2022	2021	2020
At January 1	(2,199)	(2,534)	(2,397)

Remeasurements of defined benefit plans	904	501	(360)

Tax effect	(250)	(102)	140

Net exchange differences	(20)	(65)	83
Total remeasurement of defined benefit plans	(1,565)	(2,199)	(2,534)
30.6 Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total
At January 1, 2022	596	(338)	67	325

Movement in foreign currency translation and net foreign investment hedging reserves	710	(116)	-	594

Disposal of a business	102	67	(18)	150

Tax effect	(28)	16	-	(12)

Equity movements of joint ventures	-	-	(63)	(63)

Equity movements of associates	-	-	3	3

Transfers to disposal groups	-	-	-	-
At December 31, 2022	1,379	(371)	(11)	997

At January 1, 2021	(403)	(199)	48	(554)

Movement in foreign currency translation and net foreign investment hedging reserves	1,013	(165)	-	848

Disposal of a business	10	(2)	-	8

Tax effect	(24)	27	-	3

Equity movements of joint ventures	-	-	25	25

Equity movements of associates	-	-	(6)	(6)
At December 31, 2021	596	(338)	67	325

At January 1, 2020	799	(374)	31	456

Movement in foreign currency translation and net foreign investment hedging reserves	(1,209)	195	-	(1,015)

Disposal of a business	(5)	-	(2)	(7)

Tax effect	12	(19)	-	(7)

Equity movements of joint ventures	-	-	12	12

Equity movements of associates	-	-	7	7
At December 31, 2020	(402)	(199)	48	(553)
The foreign currency translation reserve includes the currency results from investments in non-euro
denominated subsidiaries. The amounts are released to the income statement upon the sale of the subsidiary.
The net foreign investment hedging reserve is made up of gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the net foreign investment.
The equity movements of joint ventures and associates reflect Aegon’s share of changes recognized directly in the joint venture’s and associate’s equity.

Aegon N.V [member]
Statement [LineItems]
Shareholders' equity
14 Shareholders’ equity

At January 1, 2022	321	7,033	6,453	258	2,316	7,924	(2,199)	(273)	1,980	23,813

Net result 2021 retained	-	-	-	-	-	1,980	-	-	(1,980)	-

Net result 2022	-	-	-	-	-	-	-	-	(1,433)	(1,433)

Total net result	-	-	-	-	-	1,980	-	-	(3,413)	(1,433)

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	750	-	-	(20)	-	-	730

Changes in revaluation in subsidiaries	-	-	(10,901)	-	-	-	-	-	-	(10,901)

Changes in revaluation reserve real estate held for own use	-	-	(17)	-	-	16	-	-	-	(1)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	655	-	-	655

Changes and transfer to legal reserve	-	-	-	-	123	(201)	-	-	-	(78)

Other	-	-	-	-	-	38	-	-	-	38

Other comprehensive income / (loss)	-	-	(10,918)	750	123	(146)	635	-	-	(9,557)

Shares issued	2	-	-	-	-	-	-	-	-	2

Shares withdrawn	(4)	-	-	-	-	-	-	-	-	(4)

Dividends paid on common shares	-	(180)	-	-	-	(167)	-	-	-	(346)

Issuance and purchase of treasury shares	-	-	-	-	-	9	-	(402)	-	(393)

Redemption other equity instruments	-	-	-	-	-	32	-	-	-	32

Coupons on perpetual securities	-	-	-	-	-	(36)	-	-	-	(36)

Incentive plans	-	-	-	-	-	(5)	-	-	-	(5)

At December 31, 2022	319	6,853	(4,465)	1,008	2,439	9,591	(1,565)	(675)	(1,433)	12,071

At January 1, 2021	320	7,160	7,491	(601)	1,710	8,798	(2,534)	(181)	(146)	22,018

Net result 2020 retained	-	-	-	-	-	(146)	-	-	(146)	-

Net result 2021	-	-	-	-	-	-	-	-	1,980	1,980

Total net result	-	-	-	-	-	(146)	-	-	2,125	1,980

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	859	-	-	(65)	-	-	795

Changes in revaluation in subsidiaries	-	-	(1,035)	-	-	-	-	-	-	(1,035)

Changes in revaluation reserve real estate held for own use	-	-	(3)	-	-	-	-	-	-	(3)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	399	-	-	399

Changes and transfer to legal reserve	-	-	-	-	606	(587)	-	-	-	19

Other	-	-	-	-	-	14	-	-	-	14

Other comprehensive income / (loss)	-	-	(1,038)	859	606	(573)	335	-	-	189

Shares issued	1	-	-	-	-	-	-	-	-	1

Shares withdrawn	(1)	-	-	-	-	-	-	-	-	(1)

Dividends paid on common shares	-	(127)	-	-	-	(120)	-	-	-	(247)

Issuance and purchase of treasury shares	-	-	-	-	-	4	-	(92)	-	(88)

Coupons on perpetual securities	-	-	-	-	-	(39)	-	-	-	(39)

At December 31, 2021	321	7,033	6,453	258	2,316	7,924	(2,199)	(273)	1,980	23,813
The balance of the revaluation account, which includes revaluation reserves for real estate, cash flow hedging and investments that do not have a frequent market listing, consisted of EUR 2,311 million (2021: EUR 7,294 million) of items with positive revaluation and of EUR 6,776 million (2021: EUR 840 million) of items with negative revaluation (on cash flow hedging and AFS investments). The revaluation linked to cash flow hedging hedging is identified on individual cash flow hedge positions.
The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the revaluation reserves, cannot be freely distributed. In case of negative balances for individual reserves legally to be retained, no distributions can be made out of retained earnings to the level of these negative amounts.
Certain of Aegon’s subsidiaries, principally insurance companies, are subject to restrictions on the amounts of funds they may transfer in the form of cash dividends or otherwise to their parent companies. There can be no assurance that these restrictions will not limit or restrict Aegon in its ability to pay dividends in the future.
For more details on distributable reserves, refer to note 43 Capital management and solvency of the consolidated financial statements.
On the reporting date, Aegon N.V. and its subsidiaries held 146,606,837 (2021: 71,780,196) of its own common shares and 51,762,840 (2021: 30,588,800) own common shares B with a par value of EUR 0.12 each.
Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2022		2021

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	70,958	262	52,686	171

Transactions in 2022:

Purchase: 1 transaction, average price EUR 4.92	10,158	50

Sale: 4 transactions, average price EUR 2.46	(4,708)	(12)

Sale: 1 transaction, average price EUR 3.12	(18,676)	(58)

Purchase: 1 transaction, average price EUR 4.38	24,364	107

Share withdrawn: 1 transaction, average price EUR 3.70	(10,665)	(39)

Sale: 1 transaction, average price EUR 3.91	(21,365)	(84)

Purchase: 1 transaction, average price EUR 4.49	29,833	134

Purchase: 3 transactions, average price EUR 4.58	65,921	302

Transactions in 2021:

Sale: transactions, average price 3.90			(4,139)	(16)

Shares witdrawn: 1 transaction, average price EUR 3.89			(2,466)	(10)

Sale: 1 transaction, average price 3.89			(15,274)	(59)

Purchase: 1 transaction average price 3.70			35,933	133

Sale: 1 transaction, average price 3.02			(17,314)	(52)

Purchase: 1 transaction average price 4.46			21,532	96

At December 31	145,821	662	70,958	262
Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2022		2021

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

At January 1	30,589	3	12,884	1

Transactions in 2022:

Share withdrawn: 1 transaction, average price EUR 0.10	(22,643)	(2)

Purchase: 1 transaction, average price EUR 0.12	43,817	5

Transactions in 2021:

Sale: 1 transaction, average price EUR 0.10			(1,983)	-

Shares withdrawn: 1 transaction, average price EUR 0.10			(2,956)	-

Purchase: 1 transaction, average price EUR 0.10			22,643	2

At December 31	51,763	6	30,589	3
As part of their insurance and investment operations, subsidiaries within the Group also hold Aegon N.V. common shares, both for their own account and for account of policyholders. These shares have been treated as treasury shares and are included at their consideration paid or received.

	2022		2021

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

Common shares

Held by Aegon N.V.	145,821	662	70,958	262

Held by subsidiaries	785	8	822	8

Common shares B

Held by Aegon N.V.	51,763	6	30,589	3

At December 31	198,369	676	102,369	273
The consideration for the related shares is deducted from or added to the retained earnings.